16. Critical Accounting Estimates and Judgments	12 Months Ended
Jun. 30, 2019
Disclosure of changes in accounting estimates [abstract]
Critical Accounting Estimates and Judgments

The preparation of annual financial reports requires the Board to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. The Board evaluates estimates and judgments incorporated into the financial report based on historical knowledge and best available current information. Estimates assume a reasonable expectation of future events and are based on current trends and economic data, obtained both externally and within the Group. Actual results may differ from these estimates.

Except as described below, in preparing this consolidated financial report, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that were applied to the consolidated financial report as at end for the year ended 30 June 2019. During the twelve months ended 30 June 2019 management reviewed its estimates in respect of:

Impairment of assets

 The Group assesses impairment of assets at each reporting date by evaluating conditions specific to the Group that may lead to impairment. Where an impairment trigger exists, the recoverable amount of the asset is determined.

 Investments in subsidiaries

Investments held by the parent entity, Mission NewEnergy Limited, are reviewed for impairment if there is any indication that the carrying amount may not be recoverable. The recoverable amount is assessed by reference to the higher of ‘value in use’ (being the net present value of expected future cash flows of the relevant cash generating unit) and ‘fair value less costs to sell’.

 In line with the impairment of the carrying value of assets in the subsidiaries, the parent entity has impaired the value of all subsidiaries to zero. This accounting adjustment has no impact on the cash flows or the Consolidated Financial Statements of the Group. Refer to note 24: Parent Information for further details.

Investments in associates/Non-Current Assets held for sale

The Group owns 100% of M2 Capital Sdn Bhd, a Malaysian subsidiary, which owns a 20% stake in FGV Green Energy Sdn Bhd (FGVGE), a refinery joint venture company. Investments in associates held by the parent entity, Mission NewEnergy Limited, are reviewed for impairment if there is any indication that the carrying amount may not be recoverable.

In assessing the carrying value of the investment, the following factors were considered by the Directors:

o	Mission does not hold a refining asset, however it holds a 20% share in the refining JV,

o	This refining JV is not a listed publicly traded entity with a readily determinable share price, nor is there a ready market to sell the 20% holding,

o	Mission does not have the voting or management rights to force any actions on the JV company, (be that to commence refurbishment, sell the asset as a going concern or for sell for scrap value),

o	Should the JV company require further equity funding to undertake the refurbishment the group has insufficient current cash proceeds to protect its equity position and hence our shareholding position would likely be diluted,

o	FGVGE borrowed money from FGV Capital Sdn Bhd in 2015 as part proceeds to acquire the refinery. FGV Capital Sdn Bhd have terminated the loan facility on 24 June 2019, which is now immediately due and payable. The Board of FGVGE have met and declared an inability to repay this loan. Under the terms of the loan agreement, FGV Capital have full security over the refinery asset in the event of a default. MBT and its subsidiaries have no obligation, financial or otherwise, to meet any capital shortfall requirements of FGVGE.

Accordingly the Directors deemed it prudent to impair the carrying value of the investment to NIL in a prior financial year. Should the Group sell the refinery an impairment reversal is expected to be recognised in the financial records of the Group. As the project remains stalled and mothballed at 30 June 2019, the carrying value is retained at NIL.

	2019	2018
	$	$
Impairment of investment in associate	-	-
	-	-